UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: June 13, 2013 to July 25, 2013

Commission File Number of issuing entity: 333-185882-04

Sequoia Mortgage Trust 2013-8

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-185882-01

Sequoia Residential Funding, Inc.

(Exact name of depositor as specified in its charter)

RWT Holdings, Inc.

(Exact name of sponsor as specified in its charter)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

46-3062396

46-3072712

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
A-1	☐	☐	☒
A-2	☐	☐	☒
A-3	☐	☐	☒
A-I01	☐	☐	☒
A-I02	☐	☐	☒
B-1	☐	☐	☒
B-2	☐	☐	☒
B-3	☐	☐	☒
B-4	☐	☐	☒
B-5	☐	☐	☒
R	☐	☐	☒
LT-R	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 25, 2013, a distribution was made to holders of the certificates issued by Sequoia Mortgage Trust 2013-8.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by Sequoia Residential Funding, Inc. (the “Depositor”) and held by Sequoia Mortgage Trust 2013-8 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from June 13, 2013 to July 25, 2013.

RWT Holdings, Inc. (the “Securitizer”), an affiliate of the Depositor, is the sponsor and the Securitizer of assets held by Sequoia Mortgage Trust 2013-8. The Securitizer filed its first Form ABS-15G on February 6, 2012, and most recently filed its Form ABS-15G on February 13, 2013. The CIK number of the Securitizer is 0001530239.

PART II – OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

On June 13, 2013, the closing date for the issuance of the Series 2013-8 certificates, the Depositor sold the various classes of the certificates as follows:

Title of Security	Date of Sale	Amount of Securities	Underwriter	Purchasers	Underwriting Commission	Consideration Received	Exemption from Registration Claimed
Class A-1*	6/13/13	$393,959,000	Merrill Lynch, Pierce, Fenner & Smith Incorporated		$0	$395,030,076	N/A
Class A-2*	6/13/13	$23,528,000	Merrill Lynch, Pierce, Fenner & Smith Incorporated		$0	$23,674,315	N/A
Class A-3*	6/13/13	$10,000,000	Merrill Lynch, Pierce, Fenner & Smith Incorporated		$0	$9,453,693	N/A
Class A-IO1*	6/13/13	$23,528,000 (notional amount)	Merrill Lynch, Pierce, Fenner & Smith Incorporated		$0	$491,147	N/A
Class A-IO2*	6/13/13	$427,487,000 (notional amount)		RWT Holdings, Inc.**	N/A	$0	N/A
Class B-1*	6/13/13	$9,663,000		RWT Holdings, Inc.**	N/A	$0	N/A
Class B-2*	6/13/13	$7,593,000		RWT Holdings, Inc.**	N/A	$0	N/A
Class B-3*	6/13/13	$6,902,000		Redwood Trust, Inc.**	N/A	$0	N/A
Class B-4	6/13/13	$3,681,000		Sequoia Mortgage** Funding Corporation	N/A	N/A	Securities Act of 1933 Section 4(2)
Class B-5	6/13/13	$4,832,464		Sequoia Mortgage** Funding Corporation	N/A	N/A	Securities Act of 1933 Section 4(2)
Class R	6/13/13	$0	Merrill Lynch, Pierce, Fenner & Smith Incorporated		N/A	N/A	Securities Act of 1933 Section 4(2)
Class LT-R	6/13/13	$0	Merrill Lynch, Pierce, Fenner & Smith Incorporated		N/A	N/A	Securities Act of 1933 Section 4(2)

*	Registered classes.
**	Purchasers that are affiliates of the Depositor.

Item 9. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2013-8, relating to the July 25, 2013 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Sequoia Residential Funding, Inc. (Depositor)

/s/ John Isbrandtsen
John Isbrandtsen, Chairman of the Board and
Chief Executive Officer

Date: August 6, 2013

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2013-8, relating to the July 25, 2013 distribution.